Monetta Young Investor Fund
Monetta Young Investor Fund
Investment Objective
The Monetta Young Investor Fund (“Young Investor Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Young Investor Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monetta Young Investor Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load) imposed on redemptions	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Monetta Young Investor Fund
Management Fees		0.55%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	1.42%
Fee Waiver and/or Expense Reimbursement	[2]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly through directed brokerage agreements (soft dollars) and do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed (through April 30, 2014) to waive fees and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to 1.00% of average net assets. This agreement may be terminated only by the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Young Investor Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Young Investor Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Young Investor Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monetta Young Investor Fund	112	418	746	1,674

Portfolio Turnover
The Young Investor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Young Investor Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Young Investor Fund’s performance. During the most recent fiscal year, the Young Investor Fund’s portfolio turnover rate was 61.7% of the average value of its portfolio.

Principal Investment Strategies
The Young Investor Fund, which is open to all investors, employs a “core-plus” investment approach: the Fund invests approximately 50% of its assets in exchange-traded funds (“ETFs”) and other funds that seek to track the S&P 500 Index (the “Index”). The balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and is diversified among industries and market sectors. However, the Adviser will primarily seek to invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion) that the Adviser considers to be high quality, well known companies that produce products or provide services that are recognized by many investors. In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, an established and experienced management team and a strong balance sheet. The Adviser also considers price direction, volume and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Young Investor Fund’s portfolio. The Fund may invest up to 10% of its assets in foreign stocks primarily through American Depositary Receipts (“ADRs”).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations. Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.

Principal Risks
Although every effort is made to achieve the Young Investor Fund’s objective of long-term capital growth, the Adviser cannot guarantee that the objective will be attained. You could lose all or a portion of your investment in the Fund as a result of a steep, sudden and/or prolonged market decline. The principal risks include:

●	The Adviser’s investment strategy does not achieve the Young Investor Fund’s objective;
●	The value of the Fund’s portfolio could decrease if the value of the stocks, ETFs and other funds go down in value;
●	Growth-oriented funds may under-perform when growth stocks are out of favor;
●	The Fund may experience periods of high portfolio turnover;
●	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments;
●	The stock market declines or stocks in the Fund’s portfolio may not increase at the rate anticipated;
●
Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Performance
The following bar chart and table show the risks of investing in the Young Investor Fund. The bar chart shows the changes in the Young Investor Fund’s performance from year to year. Also shown are the Young Investor Fund’s highest and lowest quarterly returns. The table below shows the Young Investor Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad-based securities index. The Young Investor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Young Investor Fund will perform in the future. Updated performance is available on the Funds’ website at www.monetta.com or by calling 1-800-MONETTA.

YOUNG INVESTOR FUND (MYIFX) Calendar Year Total Returns

Highest Quarterly Return	22.97% (quarter ended June 30, 2009)	Lowest Quarterly Return	-12.77% (quarter ended December 31, 2008)

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Monetta Young Investor Fund	Return Before Taxes	14.71%	9.57%	8.68%	Dec. 12, 2006
Monetta Young Investor Fund After Taxes on Distributions	Return After Taxes on Distributions	14.44%	9.11%	8.27%
Monetta Young Investor Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.91%	8.12%	7.39%
Monetta Young Investor Fund S&P 500 Index (reflects no deductions for fees, expenses or taxes)	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	2.37%	Dec. 12, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Holders of tax-deferred accounts may be subject to taxes at a later date.